Business Acquisitions - Summary of Allocation of the Purchase Price (Details) - USD ($) $ in Thousands	Jun. 11, 2021	Jun. 01, 2020	Jan. 02, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Line Items]
Goodwill				$ 546,312	$ 234,328
University Health Care and Its Affiliates
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Line Items]
Accounts receivable, net of unpaid service provider costs	$ 2,217
Inventory	264
Property and equipment, net	1,636
Payor relationships	175,172
Non-compete intangibles	45,191
Other acquired intangibles	113,237
Other assets	116
Goodwill	273,427
Accounts payable and accrued expenses	(140)
Total purchase price, including non-compete intangibles	$ 611,120
HP Enterprises II LLC and Related Entities
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Line Items]
Property and equipment, net		$ 2,409
Non-compete intangibles		1,022
Other acquired intangibles		117,014
Other assets		87
Goodwill		74,852
Total purchase price, including non-compete intangibles		$ 195,384
Primary Care Physicians and Related Entities
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Line Items]
Cash and cash equivalents			$ 191
Accounts receivable, net of unpaid service provider costs			486	185		$ 486
Inventory			155
Property and equipment, net			1,518	2,128		4,012
Non-compete intangibles			846
Other acquired intangibles			43,549	372,210		162,536
Other assets				2,601		433
Goodwill			13,738	311,963		89,976
Accounts payable and accrued expenses			(274)	$ (295)		$ (16,288)
Total purchase price, including non-compete intangibles			$ 60,209